Geographic Information	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Geographic Information
21.	GEOGRAPHIC INFORMATION
The following table provides geographic information on Company’s revenues, property, plant and equipment, intangible assets and right-of-use
assets. The attribution of revenues was based on customer locations.

	Revenues		Property, plant and equipment, intangible assets and right-of-use assets
	Years ended		As at
	January 31, 2025	January 31, 2024	January 31, 2025	January 31, 2024
		Reclassified (Note 2)
United States	$4,522.8	$6,007.1	$252.9	$336.9
Canada	1,102.2	1,561.5	906.2	901.0
Europe	1,117.8	1,246.2	566.6	549.1
Asia Pacific	489.9	561.0	58.7	118.4
Latin America	585.4	571.4	941.0	927.5
Other	11.6	15.8	—	6.2
	$7,829.7	$9,963.0	$2,725.4	$2,839.1